UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2861

Fidelity Money Market Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for
Fidelity ® Money Market Trust
Retirement Government
Money Market Portfolio

May 31, 2011

1.802204.107

RGM-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 8.5%
	Yield (a)	Principal Amount (000s)	Value (000s)
Other Government Related - 8.5%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)

6/9/11	0.25 (b)	$ 75,000	$ 74,997
7/12/11	0.20 (b)	189,000	188,962
7/28/11	0.19 (b)	101,000	100,971
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			364,930
Federal Agencies - 42.1%

Fannie Mae - 3.9%
10/20/11 to 9/17/12	0.15 to 0.23 (c)	168,000	169,222
Federal Farm Credit Bank - 0.2%
11/29/12	0.14 (c)	10,000	9,996
Federal Home Loan Bank - 32.3%
6/1/11 to 11/15/12	0.12 to 0.60 (c)	1,393,910	1,394,653
Freddie Mac - 5.7%
7/18/11 to 11/2/12	0.15 to 0.35 (c)	246,340	246,728
TOTAL FEDERAL AGENCIES			1,820,599
U.S. Treasury Obligations - 9.0%

U.S. Treasury Bills - 4.6%
6/30/11 to 9/29/11	0.15 to 0.23	200,000	199,931
U.S. Treasury Notes - 4.4%
9/30/11 to 1/31/12	0.13 to 0.33	190,000	190,747
TOTAL U.S. TREASURY OBLIGATIONS			390,678
Repurchase Agreements - 41.3%
	Maturity Amount (000s)
In a joint trading account at 0.15% dated 5/31/11 due 6/1/11 (Collateralized by U.S. Government Obligations) #	$ 1,434,527	1,434,521
With:
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
BNP Paribas Securities Corp. at 0.21%, dated 2/11/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $13,398,592, 0.49% - 6%, 11/15/17 - 5/15/41)	$ 13,014	$ 13,000
Deutsche Bank Securities, Inc. at 0.25%, dated 12/1/10 due 6/6/11 (Collateralized by U.S. Government Obligations valued at $13,276,760, 5.5%, 7/1/38)	13,017	13,000
ING Financial Markets LLC at:
0.12%, dated:
5/16/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $27,542,956, 2.43% - 5.05%, 11/1/15 - 6/1/38)	27,005	27,000
5/31/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $3,062,142, 3.68%, 8/1/40)	3,000	3,000
0.15%, dated:
4/14/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $19,387,003, 2.34% - 6.57%, 7/1/14 - 3/1/40)	19,007	19,000
5/18/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $6,123,204, 3.05%, 2/1/41)	6,002	6,000
5/24/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $6,124,248, 1.86% - 3.76%, 7/1/24 - 1/1/41)	6,002	6,000
0.16%, dated 4/26/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $57,129,810, 2.34% - 5.92%, 4/1/18 - 3/1/41)	56,022	56,000
0.2%, dated:
3/2/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $29,597,401, 1.8% - 4.57%, 12/1/29 - 2/1/40)	29,019	29,000
4/4/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $7,142,900, 3.05%, 2/1/41)	7,008	7,000
0.22%, dated:
2/7/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $25,519,464, 2.18% - 5.33%, 1/1/28 - 2/1/40)	25,028	25,000
2/11/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $6,128,227, 3.05%, 2/1/41)	6,007	6,000
Mizuho Securities USA, Inc. at 0.13%, dated 6/1/11 due 6/7/11 (d)	13,002	13,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Morgan Stanley & Co., Inc. at:
0.15%, dated 4/14/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $12,242,449, 4.5%, 3/1/41)	$ 12,005	$ 12,000
0.16%, dated 4/21/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $57,130,409, 3.5% - 5.5%, 3/1/26 - 8/1/40)	56,022	56,000
RBC Capital Markets Corp. at 0.19%, dated 3/1/11 due 6/1/11 (Collateralized by U.S. Government Obligations valued at $48,433,506, 0% - 4.5%, 10/15/18 - 5/16/41)	47,023	47,000
UBS Securities LLC at 0.12%, dated 5/19/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $5,100,221, 5%, 5/20/39)	5,000	5,000
Wells Fargo Securities, LLC at 0.2%, dated 4/20/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $6,121,428, 5%, 5/1/26)	6,006	6,000
TOTAL REPURCHASE AGREEMENTS		1,783,521
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $4,359,728)		4,359,728
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(37,361)
NET ASSETS - 100%		$ 4,322,367
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $364,930,000, or 8.5% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of Mortgage Loan Obligations as collateral on settlement date.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,434,521,000 due 6/01/11 at 0.15%
BNP Paribas Securities Corp.	$ 78,962
Bank of America NA	526,414
Barclays Capital, Inc.	162,311
Citibank NA	8,774
Citigroup Global Markets, Inc.	70,188
Credit Agricole Securities (USA), Inc.	35,094
Deutsche Bank Securities, Inc.	131,603
ING Financial Markets LLC	82,471
J.P. Morgan Securities, Inc.	17,547
Merrill Lynch, Pierce, Fenner & Smith, Inc.	105,283
RBC Capital Markets Corp.	26,321
RBS Securities, Inc.	26,321
Societe Generale	15,942
UBS Securities LLC	78,962
Wells Fargo Securities LLC	68,328
$ 1,434,521
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2011, the cost of investment securities for income tax purposes was $4,359,728,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Money Market Trust
Retirement Money Market
Portfolio

May 31, 2011

1.802205.107

RMM-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.2%
		Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC Taxable VRDN, LOC Wells Fargo Bank NA
	6/7/11	0.20% (c)	$ 25,000	$ 25,000
Certificates of Deposit - 42.3%

London Branch, Eurodollar, Foreign Banks - 14.1%
Credit Agricole SA
	8/8/11 to 10/5/11	0.35 to 0.36	464,000	464,000
Credit Industriel et Commercial
	9/1/11	0.31	200,000	200,000
HSBC Bank PLC
	8/29/11 to 5/10/12	0.38 to 0.55	253,000	253,000
ING Bank NV
	7/1/11 to 8/10/11	0.27 to 0.31	568,000	568,000
Lloyds TSB Bank PLC
	7/6/11	0.30	98,000	98,000
National Australia Bank Ltd.
	6/6/11 to 12/1/11	0.30 to 0.43	556,000	556,000
				2,139,000
New York Branch, Yankee Dollar, Foreign Banks - 28.2%
Bank of Montreal
	9/6/11 to 6/6/12	0.35 to 0.50 (c)	199,000	199,000
Bank of Nova Scotia
	6/11/12 to 6/15/12	0.30 to 0.33 (c)	77,000	77,000
Bank of Tokyo-Mitsubishi
	7/7/11 to 8/15/11	0.40 to 0.50	537,000	537,000
BNP Paribas
	11/18/11	0.39 (c)	150,000	150,000
BNP Paribas New York Branch
	6/8/11	0.37	425,000	425,000
BNP Paribas SA
	9/27/11	0.45 (c)	165,000	165,000
Canadian Imperial Bank of Commerce New York Branch
	10/4/11 to 5/17/12	0.30 to 0.34 (c)	380,000	380,000
Credit Suisse
	7/25/11 to 9/2/11	0.25 to 0.27 (c)	148,000	148,000
Deutsche Bank
	7/25/11	0.29 (c)	138,000	138,000
Certificates of Deposit - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
DnB NOR Bank ASA
	8/4/11	0.26% (c)	$ 50,000	$ 50,000
Mizuho Corporate Bank Ltd.
	6/1/11 to 6/2/11	0.18	94,000	94,000
Natexis Banques Populaires New York Branch
	8/1/11 to 9/23/11	0.34 to 0.35	271,000	271,000
National Bank Canada
	11/4/11	0.37 (c)	136,000	136,000
Natixis SA
	6/22/11	2.01 (c)	88,000	88,000
Rabobank Nederland New York Branch
	6/8/11 to 6/4/12	0.30 to 0.50 (c)	473,000	473,000
Royal Bank of Canada
	6/1/12	0.64 (c)	110,000	110,000
Royal Bank of Scotland NV
	7/29/11 to 8/8/11	0.31 to 0.32	249,000	249,000
Skandinaviska Enskilda Banken
	6/6/11	0.35	20,000	20,000
Societe Generale
	8/1/11	0.29	143,000	143,000
Sumitomo Mitsui Banking Corp.
	6/1/11 to 6/9/11	0.18	95,000	95,000
Svenska Handelsbanken
	6/24/11 to 11/3/11	0.30	126,000	126,002
Toronto-Dominion Bank New York Branch
	1/12/12	0.28 (c)	41,000	41,000
UBS AG
	7/11/11 to 7/21/11	0.30 to 0.31 (c)	148,000	148,000
				4,263,002
TOTAL CERTIFICATES OF DEPOSIT				6,402,002
Commercial Paper - 16.9%

ASB Finance Ltd.
	3/2/12	0.36 (c)	56,000	55,998
Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
BP Capital Markets PLC
	6/7/11	0.33%	$ 15,000	$ 14,999
Caisse d'Amort de la Dette Societe
	11/4/11 to 5/25/12	0.27 to 0.31 (b)(c)	250,000	249,714
Comcast Corp.
	6/10/11	0.40	74,000	73,993
Commerzbank U.S. Finance, Inc.
	8/11/11	0.33	98,000	97,937
Commonwealth Bank of Australia
	6/2/11 to 11/21/11	0.31 to 0.36 (c)	137,000	137,000
Credit Suisse New York Branch
	8/2/11	0.20	163,000	162,944
CVS Caremark Corp.
	6/1/11	0.41 (c)	31,000	31,000
Danske Corp.
	6/20/11 to 9/19/11	0.25 to 0.30	259,000	258,922
Devon Energy Corp.
	7/1/11	0.27	22,000	21,995
DnB NOR Bank ASA
	7/21/11 to 8/22/11	0.24 to 0.25 (c)	130,000	130,000
Intesa Funding LLC
	6/13/11	0.25	47,000	46,996
Natexis Banques Populaires U.S. Finance Co. LLC
	7/1/11	0.45	134,000	133,950
Nationwide Building Society
	6/14/11	0.35	61,000	60,992
Natixis US Finance Co. LLC
	7/1/11	0.35 (c)	119,000	119,000
Royal Bank of Canada
	11/23/11	0.30	95,000	94,861
Skandinaviska Enskilda Banken AB
	6/7/11 to 7/6/11	0.30 to 0.34	96,000	95,982
Societe Generale North America, Inc.
	6/15/11 to 9/1/11	0.28 to 0.31	239,000	238,930
Total Capital Canada Ltd.
	9/15/11 to 12/15/11	0.40 to 0.42	42,000	41,924
Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Toyota Motor Credit Corp.
	6/14/11	0.30%	$ 16,000	$ 15,998
UniCredito Italiano Bank (Ireland) PLC
	6/9/11 to 6/22/11	0.25	81,000	80,992
Verizon Communications, Inc.
	7/14/11	0.41 (c)	70,000	70,000
Westpac Banking Corp.
	9/12/11 to 10/7/11	0.29 to 0.45 (c)	279,000	278,937
Xerox Corp.
	6/3/11 to 6/27/11	0.48 to 0.53	40,000	39,994
TOTAL COMMERCIAL PAPER				2,553,058
Federal Agencies - 1.8%

Federal Home Loan Bank - 1.8%
	9/15/11	0.15 (c)	271,000	270,960
U.S. Treasury Obligations - 7.1%

U.S. Treasury Bills - 3.9%
	6/2/11 to 2/9/12	0.21 to 0.31	590,500	590,144
U.S. Treasury Notes - 3.2%
	9/30/11 to 2/15/12	0.25 to 0.35	476,000	477,353
TOTAL U.S. TREASURY OBLIGATIONS				1,067,497
Medium-Term Notes - 6.9%

Commonwealth Bank of Australia
	2/10/12	0.35 (b)(c)	50,000	50,000
Metropolitan Life Global Funding I
	7/1/11	2.30 (b)(c)	29,000	29,000
Metropolitan Life Insurance Co.
	8/29/11	0.60 (c)(g)	45,000	45,000
Royal Bank of Canada
	6/1/12 to 6/15/12	0.30 to 0.66 (b)(c)	351,000	351,000
	6/5/12	0.27 (c)	151,000	150,941
Medium-Term Notes - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Westpac Banking Corp.
	2/23/12 to 6/15/12	0.26 to 0.32% (b)(c)	$ 426,000	$ 426,000
TOTAL MEDIUM-TERM NOTES				1,051,941
Municipal Securities - 2.0%

ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. (Miramar Apts. Proj.) Series 2000 A, LOC Fannie Mae, VRDN
6/7/11	0.17 (c)(d)	15,000		15,000
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. (Southport Apts. Proj.) Series 2002 A, LOC Fannie Mae, VRDN
6/7/11	0.17 (c)(d)	19,995		19,995
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2008 A, LOC JPMorgan Chase Bank, VRDN
6/7/11	0.17 (c)	5,600		5,600
Ascension Parish Indl. Dev. Board Rev. (IMTT-Geismar Proj.) Series 2007, LOC Fed. Home Ln. Bank Atlanta, VRDN
6/7/11	0.18 (c)	8,000		8,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, LOC Citibank NA, VRDN
6/7/11	0.15 (c)	12,600		12,600
California Hsg. Fin. Agcy. Rev. (Multifamily Hsg. Prog.) Series III 2001 E (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
6/7/11	0.16 (c)(d)	26,980		26,980
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 A, LOC Wells Fargo Bank NA, VRDN
6/7/11	0.18 (c)	17,000		17,000
Illinois Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.) Series 2008 F, LOC JPMorgan Chase Bank, VRDN
6/7/11	0.18 (c)	10,100		10,100
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 B, LOC JPMorgan Chase Bank, VRDN
6/7/11	0.19 (c)	14,000		14,000
Milpitas Multiple-family Rev. (Crossing at Montague Proj.) Series A, LOC Fannie Mae, VRDN
6/7/11	0.18 (c)(d)	29,000		29,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series Putters 3546 (Liquidity Facility JPMorgan Chase Bank)
6/7/11	0.18 (c)(e)	11,300		11,300
Municipal Securities - continued
	Yield (a)	Principal Amount (000s)		Value (000s)
New York Hsg. Fin. Agcy. Rev. (125 West 31st Street Proj.) Series 2005 A, LOC Fannie Mae, VRDN
6/7/11	0.17% (c)(d)	$ 12,500		$ 12,500
New York Hsg. Fin. Agcy. Rev. (Clinton Green North Hsg. Proj.) Series 2005 A, LOC Freddie Mac, VRDN
6/7/11	0.17 (c)(d)	25,000		25,000
New York Hsg. Fin. Agcy. Rev. (Clinton Green South Hsg. Proj.) Series 2005 A, LOC Freddie Mac, VRDN
6/7/11	0.17 (c)(d)	10,000		10,000
New York Hsg. Fin. Agcy. Rev. (Tower 31 Hsg. Proj.) Series 2005 A, LOC Freddie Mac, VRDN
6/7/11	0.17 (c)(d)	19,000		19,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2006 I (Liquidity Facility Citibank NA), VRDN
6/7/11	0.18 (c)(d)	16,400		16,400
Pennsylvania Higher Edl. Facilities Auth. Rev. (Holy Family Univ. Proj.) Series 2008, LOC TD Banknorth, NA, VRDN
6/7/11	0.19 (c)	7,190		7,190
South Carolina Trans. Infrastructure Bank Rev. Series 2003 B2, LOC Branch Banking & Trust Co., VRDN
6/7/11	0.19 (c)	15,000		15,000
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, LOC Bank of America NA, VRDN
6/7/11	0.19 (c)	16,000		16,000
Washington Health Care Facilities Auth. Rev. (Children's Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 B, LOC Bank of America NA, VRDN
6/7/11	0.20 (c)	17,010		17,010
TOTAL MUNICIPAL SECURITIES			307,675
Repurchase Agreements - 24.0%
	Maturity Amount (000s)
In a joint trading account at 0.15% dated 5/31/11 due 6/1/11 (Collateralized by U.S. Government Obligations) #	$ 1,280,395	1,280,390
With:
Barclays Capital, Inc. at:
0.32%, dated:
5/26/11 due 6/2/11 (Collateralized by Equity Securities valued at $9,720,523)	9,001	9,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Barclays Capital, Inc. at: - continued
0.32%, dated:
5/27/11 due:
6/2/11 (Collateralized by Equity Securities valued at $25,921,172)	$ 24,001	$ 24,000
6/3/11 (Collateralized by Equity Securities valued at $41,041,849)	38,002	38,000
0.33%, dated 5/31/11 due 6/7/11 (Collateralized by Equity Securities valued at $41,040,388)	38,002	38,000
0.42%, dated 5/10/11 due 6/7/11 (Collateralized by Mortgage Loan Obligations valued at $30,658,901, 0.29% - 6.21%, 5/25/34 - 3/10/44)	29,010	29,000
1%, dated:
8/24/10 due 8/24/11 (Collateralized by Mortgage Loan Obligations valued at $57,235,991, 0.34% - 5.77%, 2/25/37 - 5/10/45)	53,537	53,000
9/9/10 due 9/6/11 (Collateralized by Mortgage Loan Obligations valued at $55,759,003, 0.32% - 10.4%, 3/15/12 - 6/10/49)	52,526	52,000
10/13/10 due 9/6/11 (Collateralized by Corporate Obligations valued at $37,348,291, 0.75% - 7.25%, 4/15/14 - 11/15/16)	34,343	34,000
BNP Paribas Securities Corp. at 0.22%, dated 5/31/11 due 6/1/11 (Collateralized by Corporate Obligations valued at $16,800,103, 7.13% 1/20/37)	16,000	16,000
Credit Suisse Securities (USA) LLC at 0.24%, dated 5/31/11 due 6/1/11 (Collateralized by Equity Securities valued at $477,376,570)	442,003	442,000
Deutsche Bank Securities, Inc. at:
0.25%, dated 12/1/10 due 6/6/11 (Collateralized by U.S. Government Obligations valued at $45,958,013, 3.61% - 6%, 12/1/34 - 4/1/35)	45,058	45,000
0.35%, dated 5/26/11 due 6/7/11 (Collateralized by Mortgage Loan Obligations valued at $25,913,403, 0.33% - 8.88%, 12/21/12 - 9/25/36)	24,007	24,000
0.37%, dated 5/18/11 due 6/7/11 (Collateralized by Mortgage Loan Obligations valued at $12,974,429, 0.35% - 8.88%, 12/15/14 - 2/25/47)	12,009	12,000
0.41%, dated 3/7/11 due 6/7/11 (Collateralized by Corporate Obligations valued at $27,034,026, 0.33% - 13%, 2/1/14 - 5/23/51)	25,026	25,000
Goldman Sachs & Co. at 0.23%, dated 5/25/11 due 6/1/11 (Collateralized by U.S. Treasury Obligations valued at $35,701,642, 1.13% 12/15/11)	35,002	35,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
ING Financial Markets LLC at:
0.12%, dated 5/31/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $11,220,010, 3.63% - 3.68%, 7/1/40 - 8/1/40)	$ 11,001	$ 11,000
0.15%, dated:
5/18/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $21,421,249, 2.75% - 5.96%, 8/1/36 - 8/1/40)	21,008	21,000
5/24/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $21,425,221, 3.25%, 10/1/40)	21,008	21,000
0.3%, dated 5/9/11 due 6/7/11 (Collateralized by Corporate Obligations valued at $22,057,398, 5% - 8.8%, 3/15/13 - 7/15/19)	21,005	21,000
J.P. Morgan Clearing Corp. at:
0.51%, dated 5/31/11 due 6/1/11 (Collateralized by Corporate Obligations valued at $418,485,409, 0.75% - 7.5%, 4/15/12 - 3/15/31)	385,005	385,000
0.55%, dated 4/26/11 due 7/25/11 (Collateralized by Equity Securities valued at $93,529,676)	86,118	86,000
0.65%, dated 4/26/11 due 10/24/11 (Collateralized by Equity Securities valued at $18,490,287)	17,056	17,000
0.72%, dated 3/7/11 due 9/1/11 (Collateralized by Equity Securities valued at $76,217,827)	70,249	70,000
0.75%, dated 1/31/11 due 7/27/11 (Collateralized by Equity Securities valued at $37,020,089)	34,125	34,000
J.P. Morgan Securities, Inc. at:
0.2%, dated 5/31/11 due 6/1/11 (Collateralized by U.S. Government Obligations valued at $142,141,557, 0%, 3/25/31 - 1/20/41)	138,001	138,000
0.58%, dated 5/31/11 due 6/1/11 (Collateralized by Corporate Obligations valued at $1,080,489, 6.88% - 8.25%, 7/15/15 - 6/15/21)	1,000	1,000
0.73%, dated 4/1/11 due 9/28/11 (Collateralized by Corporate Obligations valued at $27,033,547, 6.25% - 11.38%, 8/15/13 - 7/15/19)	25,091	25,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.61%, dated 5/31/11 due 6/1/11 (Collateralized by Corporate Obligations valued at $3,240,055, 0.36%, 8/25/33)	3,000	3,000
0.66%, dated 11/19/10 due 7/5/11 (Collateralized by Corporate Obligations valued at $39,225,261, 0.38%, 2/1/13) (c)(f)	37,155	37,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at:
0.71%, dated 1/31/11 due 7/5/11 (Collateralized by Corporate Obligations valued at $77,702,330, 0.38%, 2/1/13) (c)(f)	$ 74,226	$ 74,000
0.76%, dated 10/28/10 due 7/5/11 (Collateralized by Mortgage Loan Obligations valued at $113,402,395, 0% - 6.5%, 12/25/25 - 12/1/49) (c)(f)	105,554	105,000
1%, dated 1/5/11 due 7/5/11 (Collateralized by Corporate Obligations valued at $39,961,110, 0.36% - 5.11%, 2/25/34 - 9/25/36)	37,374	37,000
Mizuho Securities USA, Inc. at:
0.13%, dated 6/1/11 due 6/7/11 (h)	47,006	47,000
0.41%, dated 5/10/11 due 6/7/11 (Collateralized by Corporate Obligations valued at $28,408,445, 0.38% - 7.63%, 2/15/12 - 3/15/14)	27,010	27,000
0.42%, dated 5/3/11 due 6/6/11 (Collateralized by Corporate Obligations valued at $22,078,911, 0.38% - 7.63%, 4/15/12 - 4/15/25)	21,008	21,000
0.45%, dated 4/7/11 due 6/7/11 (Collateralized by Equity Securities valued at $22,695,680)	21,022	21,000
0.65%, dated 3/1/11 due 6/7/11 (Collateralized by Corporate Obligations valued at $7,411,366, 0.38% - 8%, 2/15/12 - 12/15/36)	7,023	7,000
RBC Capital Markets Co. at:
0.31%, dated 5/5/11 due 6/6/11 (Collateralized by Corporate Obligations valued at $10,504,342, 2.13% - 5.85%, 6/7/12 - 5/15/41)	10,003	10,000
0.41%, dated 5/4/11 due 6/3/11 (Collateralized by Mortgage Loan Obligations valued at $14,715,178, 0.64% - 6.03%, 5/25/35 - 10/25/37)	14,005	14,000
RBS Securities, Inc. at:
0.55%, dated 5/20/11 due 6/7/11 (Collateralized by Corporate Obligations valued at $56,171,617, 0.37% - 6.83%, 6/15/13 - 8/28/47)	52,025	52,000
0.71%, dated 8/5/10 due 7/5/11 (Collateralized by Corporate Obligations valued at $56,162,531, 0.29% - 6.23%, 12/15/15 - 9/27/46) (c)(f)	52,343	52,000
Royal Bank of Scotland PLC at 0.55%, dated 5/20/11 due 6/7/11 (Collateralized by Corporate Obligations valued at $51,848,885, 0.56% - 8.68%, 2/15/12 - 10/26/52)	48,023	48,000
UBS Securities LLC at:
0.12%, dated 5/19/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $17,340,752, 4.5% - 6%, 8/15/38 - 4/15/41)	17,002	17,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
UBS Securities LLC at:
0.36%, dated 5/26/11 due 6/7/11 (Collateralized by Corporate Obligations valued at $13,651,503, 1.5% - 3%, 2/15/12 - 12/15/37)	$ 13,012	$ 13,000
0.47%, dated 3/14/11 due 6/7/11 (Collateralized by Corporate Obligations valued at $23,784,524, 1.63% - 11.63%, 3/1/14 - 10/15/17)	22,026	22,000
Wells Fargo Securities, LLC at:
0.2%, dated 4/20/11 due 6/7/11 (Collateralized by U.S. Government Obligations valued at $23,465,474, 5%, 5/1/26)	23,023	23,000
0.36%, dated 4/11/11 due 6/7/11 (Collateralized by Corporate Obligations valued at $18,845,784, 0% - 6.63%, 8/23/11 - 6/21/40)	18,016	18,000
TOTAL REPURCHASE AGREEMENTS		3,634,390
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $15,312,523)		15,312,523
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(174,895)
NET ASSETS - 100%		$ 15,137,628
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,105,714,000 or 7.3% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) The maturity amount is based on the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,000,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.6%, 08/29/11	3/26/02	$ 45,000

(h) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of Mortgage Loan Obligations as collateral on settlement date.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,280,390,000 due 6/01/11 at 0.15%
BNP Paribas Securities Corp.	$ 70,478
Bank of America NA	469,853
Barclays Capital, Inc.	144,871
Citibank NA	7,831
Citigroup Global Markets, Inc.	62,647
Credit Agricole Securities (USA), Inc.	31,324
Deutsche Bank Securities, Inc.	117,463
ING Financial Markets LLC	73,610
J.P. Morgan Securities, Inc.	15,662
Merrill Lynch, Pierce, Fenner & Smith, Inc.	93,971
RBC Capital Markets Corp.	23,493
RBS Securities, Inc.	23,493
Societe Generale	14,229
UBS Securities LLC	70,478
Wells Fargo Securities LLC	60,987
$ 1,280,390
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2011, the cost of investment securities for income tax purposes was $15,312,523,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Money Market Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Money Market Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 29, 2011